Business Combinations (Tables)	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Schedule of Acquisition	According to the independent valuation reports, the purchase prices allocation to the assets acquired and liabilities assumed based on their fair values were as follows:
In USD
Fair value of total consideration transferred:
Equity instrument (32,702,121 ordinary shares issued, 60,622 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 12, 2023 and September 25, 2023)	11,350,319
Cash consideration	430,750
Total consideration	11,781,069

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	6,321,792
Deferred tax liabilities	(1,580,448)
Total identifiable net assets	8,624,393
Fair value of non-controlling interest	2,156,098
Goodwill	5,312,774
Impairment loss	(5,312,774)
Goodwill, net	-
In USD
Fair value of total consideration transferred:
Equity instrument (14,438,584 ordinary shares issued, 7,219 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 12, 2023 and September 25, 2023)	5,593,049
Total consideration	5,593,049

Recognized amounts of identifiable assets acquired and liability assumed:
Intangible assets - customer relationships	1,426,798
Intangible assets - copyrights and trademarks	242,556
Deferred tax liabilities	(417,338)
Total identifiable net assets	2,058,956
Fair value of non-controlling interest	-
Goodwill	3,534,093
Impairment loss	(3,534,093)
Goodwill, net	-